Schedule of other payables and accrued liabilities (Details) - USD ($)		Jun. 30, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued expenses	[1]	$ 1,283,180	$ 1,180,519
Accrued payroll		495,788	413,219
Accrued interests	[2]		4,391
Others		60,773
Total other payables and accrued liabilities		$ 1,839,741	$ 1,598,129

[1]	The balance of accrued expenses represented amount due to third parties service providers which include marketing consulting service, IT related professional service, legal, audit and accounting fees, and other miscellaneous office related expenses.
[2]	The balance of accrued interests represented the balance of interest payable from short-term loan – third parties.